Prepaid Expenses and Other Current Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Interest-free loan to potential investees in consideration of future acquisitions or investments	$ 8,074	$ 6,141